Stock Incentive Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The valuation of the performance-based RSUs with a market condition granted during the three months ended March 31, 2022 was determined using a Monte Carlo simulation model using the following assumptions:

Expected term (in years)	2.8
Expected volatility	35%
Expected dividend yield	0%
Risk-free interest rate	2.28%
Fair value at valuation date	$7.42

Summary of Share-based Payment Arrangement, Expensed and Capitalized, Amount
Stock-Based Compensation
—Stock-based compensation expense has been recorded in the accompanying condensed consolidated statements of operations and comprehensive income (loss) as follows for the three months ended March 31, 2022 and 2021 (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Cost of revenues	$849	$219
Research and development	3,530	575
Sales and marketing	4,830	555
General and administrative	14,435	11,305

Total stock-based compensation expense	$23,644	$12,654

Stock-Based Compensation
—Stock-based compensation expense has been recorded in the accompanying consolidated statements of operations and comprehensive loss as follows for the years ended December 31, 2021, 2020 and 2019 (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cost of revenues	$13,644	$494	$485
Research and development	40,681	1,174	1,216
Sales and marketing	65,045	2,024	1,858
General and administrative	142,625	7,644	3,565

Total stock-based compensation expense	$261,995	$11,336	$7,124

Summary of Share-based Compensation Arrangements by Share-based Payment Award	The table below summarizes the option activity for the three months ended March 31, 2022:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding—December 31, 2021	55,644,495	$2.95	6.0	$469,591
Exercised	(3,968,080)	2.69
Forfeited and canceled	(104,631)	3.69

Options outstanding—March 31, 2022	51,571,784	$2.97	5.8	$416,210

Options exercisable—March 31, 2022	42,596,197	$2.75	5.6	$353,208

Options vested and expected to vest—March 31, 2022	51,198,336	$2.95	5.8	$414,180

The table below summarizes the option activity for the years ended December 31, 2021, 2020 and
2019:

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding—December 31, 2018	50,782,237	$2.85	8.6	$30,652
Granted	4,331,805	3.57
Exercised	(315,350)	2.84
Forfeited and canceled	(2,078,040)	2.84

Options outstanding—December 31, 2019	52,720,652	2.91	7.7	88,271
Granted	4,210,228	4.58
Exercised	(476,090)	2.85
Forfeited and canceled	(884,751)	3.02

Options outstanding—December 31, 2020	55,570,039	3.03	6.9	337,358
Granted	2,822,484	8.58
Exercised	(1,924,063)	2.70
Forfeited and canceled	(823,965)	3.66

Options outstanding—December 31, 2021	55,644,495	$2.95	6.0	$469,591

Options exercisable—December 31, 2021	46,037,351	$2.69	5.8	$400,511

Options vested and expected to vest—December 31, 2021	55,182,838	$2.93	6.0	$466,792

Schedule Of Shares Of Common Stock Reserved For Future Issuances [Table Text Block]
The following table summarizes the shares of common stock reserved for future issuance under the 2021 Plan as of December 31, 2021:

Stock options outstanding	55,644,495
Restricted stock units outstanding	18,558,211
Restricted stock units available for future grant	72,175,815
Reserved for Employee Stock Purchase Plan	6,031,704

Common stock reserved for future issuance	152,410,225

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
The table below summarizes the RSU activity for the three months ended March 31, 2022:

	Shares	Weighted- Average Fair Value
Non-vested RSUs—December 31, 2021	18,558,211	$10.74
Granted	14,315,680	10.20
Vested	(38,884)	10.25
Forfeited	(153,849)	11.25

Non-vested RSUs—March 31, 2022	32,681,158	10.50

The table below summarizes the RSU activity for the year ended December 31, 2021:

	Shares	Weighted- Average Fair Value
Non-vested RSUs—December 31, 2020	—	$—
Granted	18,677,411	10.74
Canceled	(119,200)	11.59

Non-vested RSUs—December 31, 2021	18,558,211	$10.74

Time Based Vesting Conditions [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The valuation of time-based stock options granted during the years ended December 31 was determined using the Black-Scholes option valuation model using the following assumptions:

	2021	2020	2019
Expected term (in years)	6.5	6.5	6.5
Expected volatility	40%	40%	40%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	0.62 - 0.67%	0.39 - 0.45%	1.62 - 2.38%
Fair value at valuation date	$3.67	$1.83	$1.39

Performance And Market Based Vesting Conditions [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The valuation of the performance-based awards with a market condition granted during the years ending December 31 was determined through the Monte Carlo simulation model using the following assumptions:

	2021	2020	2019
Expected term (in years)	5.5	5.5	6.5
Expected volatility	33%	33%	40%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	0.44%	0.44%	2.38%
Fair value at valuation date	$0.88	$0.88	$0.67